Shareholders' Equity (Details) - USD ($)					12 Months Ended
		Aug. 08, 2022	Aug. 25, 2021	Oct. 26, 2020	Jun. 30, 2023	Mar. 17, 2023	Jun. 30, 2022
Shareholders' Equity (Details) [Line Items]
Number of shares					100,000,000
Shares per share value (in Dollars per share)					$ 0.02
Description of reverse split		ratio of 1-for-2 share to 35 million shares		ratio of 1-for-4
Authorized number of shares with par value				25,000,000
Shares par value (in Dollars per share)				$ 0.08
Reverse split the issued shares		17,652,743		70,610,963
Split shares issued		8,826,374		17,652,743
Ordinary shares, shares Outstanding	[1]				10,326,374		8,826,374
Ordinary shares, shares issued	[1]				10,326,374		8,826,374
Total restricted net assets amount (in Dollars)					$ 21,071,864		$ 16,535,529
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued price per share (in Dollars per share)		$ 0.08		$ 0.02
Increase in authorized shares					25,000,000
Statutory surplus reserve percent					10.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued price per share (in Dollars per share)		$ 0.16		$ 0.08
Increase in authorized shares					70,000,000
Statutory surplus reserve percent					50.00%
Class A shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares					60,000,000
Increase in authorized shares par value (in Dollars per share)			$ 0.08
Ordinary shares, shares Outstanding					6,496,874		4,996,874
Ordinary shares, shares issued					6,496,874		4,996,874
Class A shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares issued						1,500,000
Class A shares [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares		30,000,000		15,000,000
Increase in authorized shares			15,000,000		15,000,000
Class A shares [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares		60,000,000		60,000,000
Increase in authorized shares			60,000,000		60,000,000
Class B Ordinary shares
Shareholders' Equity (Details) [Line Items]
Number of shares					40,000,000
Ordinary shares, shares Outstanding					3,829,500		3,829,500
Ordinary shares, shares issued					3,829,500		3,829,500
Class B Ordinary shares | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares		5,000,000		10,000,000
Increase in authorized shares					10,000,000
Class B Ordinary shares | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares		10,000,000		40,000,000
Increase in authorized shares					10,000,000
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued price per share (in Dollars per share)		$ 0.16
PRC [Member]
Shareholders' Equity (Details) [Line Items]
Statutory surplus reserve percent					25.00%
Total restricted net assets amount (in Dollars)					$ 624,097		$ 624,097

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 26, 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.